Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	£ 1,451.9	£ 1,359.5	£ 1,389.3
Amortisation and impairment of acquired intangible assets	61.9	97.3
Intangible asset impairment	29.0	0.0	0.0
Goodwill impairment	£ 37.9	£ 1.8	£ 2,822.9
Assumed annual long-term growth rate	2.00%	2.00%	2.00%
Specialist Agencies
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment	£ 34.2
Goodwill impairment			£ 306.3
Public relations
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment	3.7
Goodwill impairment			161.5
Global Integrated Agencies
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment			£ 2,355.1
Wunderman Thompson
Disclosure of detailed information about intangible assets [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	£ 105.5
Reasonably possible percentage decrease in projected operating margin	0.80%
Reasonably possible percentage increase in pre-tax discount rate	0.70%
First Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	0.00%	0.00%
Discount rate applied to cash flow projections	15.50%	13.50%
Range of Pre-tax Discount Rates for Global Cash Generating Units
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	14.50%	12.50%	12.50%
Second Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	2.00%	2.00%	2.00%
Management forecasts for a projection period	five years
Projection period	5 years
Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	1.00%
Bottom of Range
Disclosure of detailed information about intangible assets [line items]
Average operating margins	12.80%
Bottom of Range | Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	14.00%	11.30%	11.20%	11.30%	10.80%
Top of Range
Disclosure of detailed information about intangible assets [line items]
Average operating margins	23.60%
Top of Range | Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	22.60%	18.40%	13.60%	14.40%	18.60%
Associates
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets	£ 0.2	£ 0.5
Brand names
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	142.3	137.4
Intangible asset impairment	1.4	47.9
Customer-related intangibles
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	120.3	110.4
Other acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	£ 26.1	25.6
Global Integrated Agencies
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment		45.1
Specialist Agencies
Disclosure of detailed information about intangible assets [line items]
Intangible asset impairment		2.8
Brands with indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Impairment charge on intangible assets		£ 43.8